Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Collateralized Transactions
U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations	¥ 2,723	¥ 1,404